Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Allowance for Doubtful Accounts	$ 705,000	$ 950,000
Accumulated Amortization	$ 3,449,000	$ 2,990,000
Stockholders Equity
Preferred Stock par value	$ 0.001	$ 0.001
Preferred Stock Authorized	8,003,716	8,003,716
Preferred Stock Issued	0	0
Preferred Stock outstanding	0	0
Series A Convertible Preferred Stock par Value	$ 0.001	$ 0.001
Series A Convertible Preferred Stock Authorized	1,000	1,000
Series A Convertible Preferred Stock Issued	0	0
Series A Convertible Preferred Stock Outstanding	0	0
Series B Convertible Preferred Stock par Value	$ 0.001	$ 0.001
Series B Convertible Preferred Stock Authorized	4,000,000	4,000,000
Series B Convertible Preferred Stock Issued	0	0
Series B Convertible Preferred Stock Outstanding	0	0
Common Stock par value	$ 0.001	$ 0.001
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	5,711,093	3,579,114
Common Stock Outstanding	5,711,093	3,579,114